Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash	$ 1,016,944	$ 15,490	$ 71,105
Accounts receivable,net	54,224	2,000
Marketable securities	105,705	67,676
Discontinued Operation net Current Assets			2,150
Prepaid expenses and other current assets	51,867
Total Current Assets	1,228,740	85,166	73,255
Property and equipment, net	255,870	18,062	84,143
Intangible assets, net	7,683,050	103,550
Goodwill	8,073,026	5,415
Deposits and other assets	11,651	83,617
Minority investments in businesses	1,172,833	333,333
Operating lease right of use asset	176,605	1,633,207	1,923,112
Total Assets	18,601,775	2,262,350
Current Liabilities
Accounts payable and accrued liabilities	8,887,269	8,450,804	10,366,934
Convertible Notes, net of debt discount and issuance costs	1,224,673	1,216,158	5,535,111
Current portion of operating lease payable	68,757	547,439	532,689
Note payable, net of debt discount and issuance costs	1,486,400	926,413	1,127,101
Deferred revenue	427,987	146,950	266,037
Derivative Liability			7,836,521
Stock Compensation Liability			449,376
Deferred offering proceeds			65,808
Total Current Liabilities	12,095,086	11,287,764	26,179,577
Non-current Liabilities:
Note payable	33,679	21,586	30,026
Operating lease payable	71,278	1,251,319	1,554,734
Total Non-current Liabilities	104,957	1,272,905	1,584,760
Total Liabilities	12,200,043	12,560,669	27,764,337
Commitments and contingencies (Note 9)
Mezzanine Equity
Redeemable Preferred Stock in Vocal, Inc.	84,790	84,790
Stockholders’ Equity (Deficit)
Common stock value	11,894	4,615	508
Additional paid in capital	260,651,097	239,182,605	191,455,928
Less: Treasury stock value	(78,456)	(78,456)	(78,456)
Accumulated deficit	(257,506,660)	(252,800,799)
Accumulated other comprehensive loss	(298,075)	(297,717)	(174,143)
Total Creatd, Inc. Stockholders’ Equity (Deficit)	2,780,236	(13,989,365)
Non-controlling interest in consolidated subsidiaries	3,536,706	3,606,256	851,828
Total Stockholders' Deficit	6,316,942	(10,383,109)	(25,600,211)
Total Liabilities and Stockholders’ Equity (Deficit)	18,601,775	2,262,350
Series F Preferred Stock
Stockholders’ Equity (Deficit)
Preferred stock value	2	3
Series G Preferred Stock
Stockholders’ Equity (Deficit)
Preferred stock value	14	2
Series H Preferred Stock
Stockholders’ Equity (Deficit)
Preferred stock value	4	4
Series I Preferred Stock
Stockholders’ Equity (Deficit)
Preferred stock value	38
Vocal, Inc. Preferred Stock
Stockholders’ Equity (Deficit)
Preferred stock value	178	178
OG Collection, Inc. Preferred Stock
Stockholders’ Equity (Deficit)
Preferred stock value	$ 200	200
Series E Preferred Stock
Stockholders’ Equity (Deficit)
Preferred stock value
Previously Reported
Current Assets
Deposits and other assets		83,616	83,616
Total Assets		2,262,349	2,164,126
Non-current Liabilities:
Operating lease payable		1,274,614	1,554,734
Stockholders’ Equity (Deficit)
Accumulated deficit		(252,800,800)	(217,655,876)
Total Creatd, Inc. Stockholders’ Equity (Deficit)		(13,989,366)	(26,452,039)
Total Stockholders' Deficit		(10,383,110)	(25,600,211)
Total Liabilities and Stockholders’ Equity (Deficit)		$ 2,262,349	$ 2,164,126